SIGNIFICANT ACCOUNTING JUDGEMENTS AND ESTIMATES (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥) director	Dec. 31, 2022 USD ($) director	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2022 USD ($)
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Net carrying amount of property, plant and equipment	¥ 109,276,880		¥ 121,383,020	¥ 130,925,372	$ 15,843,658
Carrying value of goodwill | ¥	3,495,000
Impairment of property, plant and equipment	3,795,420	$ 550,284	4,064,673	¥ 681,257
Impairment of goodwill	¥ 0	$ 15,000	¥ 0
Yinxing Energy
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.23%	40.23%
Ownership interest held by others (in percent)	59.77%	59.77%
Guizhou Huaren New Material Company Limited
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%	40.00%
Shanxi Zhongrun
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	40.00%	40.00%
Yunnan Metallurgical Group Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	13.00%	13.00%
Yunnan Aluminum Co., Ltd.
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	29.10%	29.10%
Voting rights in associate (in percent)	42.10%	42.10%
China Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	6.68%	6.68%
Chalco Resources
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Number of directors can be appointed	1	1
Total number of directors	5	5
New Aluminum Power
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	16.00%	16.00%
Number of directors can be appointed	1	1
Total number of directors	9	9
Chinalco Capital
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.71%	14.71%
Number of directors can be appointed	1	1
Total number of directors	3	3
Inner Mongolia Geliugou
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	14.29%	14.29%
Number of directors can be appointed	1	1
Total number of directors	7	7
Chalco Innovation Development Investment Co
INVESTMENTS IN JOINT VENTURES AND ASSOCIATES
Ownership interest in associate (in percent)	19.49%	19.49%
Number of directors can be appointed	1	1
Total number of directors	7	7